Goodwill (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Goodwill From Acquisitions [Abstract]
Goodwill.	$ 4,686,324	$ 1,594,279
Cost [member]
Goodwill From Acquisitions [Abstract]
Goodwill.	4,983,445	1,891,400
Cost [member] | Interconexin Elctrica S.A. ESP
Goodwill From Acquisitions [Abstract]
Goodwill.	3,092,045	0
Cost [member] | Oleoducto Central S.A.
Goodwill From Acquisitions [Abstract]
Goodwill.	683,496	683,496
Cost [member] | Hocol petroleum limited
Goodwill From Acquisitions [Abstract]
Goodwill.	537,598	537,598
Cost [member] | Invercolsa
Goodwill From Acquisitions [Abstract]
Goodwill.	434,357	434,357
Cost [member] | Andean chemical limited [Member]
Goodwill From Acquisitions [Abstract]
Goodwill.	127,812	127,812
Cost [member] | Esenttia S.A. [Member]
Goodwill From Acquisitions [Abstract]
Goodwill.	108,137	108,137
Accumulated impairment [member]
Goodwill From Acquisitions [Abstract]
Goodwill.	$ (297,121)	$ (297,121)